TRADE AND NOTES RECEIVABLES - Movements on the provision for impairment of trade receivables (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions
Exposure bgn balance		¥ 659,261
Effect of adoption of IFRS 9	¥ (139,436)
At beginning of year			¥ 36,226,354
Exposure ending balance		714,857	659,261
Carrying value of derecognized discounted notes receivable		34,506,000	29,273,000
Carrying amount of not derecognized notes receivable accepted by banks in the PRC endorsed to certain of its suppliers in order to settle the trade payables due to suppliers		357,000	444,000
Gains or losses recognised from the continuing involvement		0
Provision for impairment
Reconciliation of changes in other provisions
Exposure bgn balance	¥ 546,102	659,261	546,102
Effect of adoption of IFRS 9			112,407
At beginning of year		(659,261)	(658,509)
Provision for impairment		236,238	64,544
Written off		(97,554)	(33,469)
Reversal		(83,095)	(20,466)
Others (Note)		7	(9,857)
Exposure ending balance		¥ 714,857	¥ 659,261